UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22592

 NAME OF REGISTRANT:                     DoubleLine Opportunistic
                                         Credit Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell, President
                                         and Chief Executive Officer
                                         c/o DoubleLine Capital LP
                                         333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          (213) 633-8200

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


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Doubleline Opportunistic Credit Fund
------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                Agenda Number:  935065246
------------------------------------------------------------------------
        Security:  31846V211
    Meeting Type:  Special
    Meeting Date:  29-Aug-2019
          Ticker:  FGUXX
            ISIN:  US31846V2117
------------------------------------------------------------------------

Prop.# Proposal                Proposal    Proposal     For/Against
                               Type        Vote         Management

1.     DIRECTOR
       David K. Baumgardner    Mgmt        For          For
       Mark E. Gaumond         Mgmt        For          For
       Roger A. Gibson         Mgmt        For          For
       Jennifer J. McPeek      Mgmt        For          For
       C. David Myers          Mgmt        For          For
       Richard K. Riederer     Mgmt        For          For
       P. Kelly Tompkins       Mgmt        For          For



* Management position unknown

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Opportunistic Credit Fund
By (Signature)       /s/ Ronald R Redell
Name                 Ronald R Redell
Title                President
Date                 08/31/2020